Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations

The following table sets forth our contractual obligations as of December 31, 2024:

	Payment due by December 31,
	Total	2025	2026	2027
Operating lease commitments for property management expenses under lease agreement	$333,337	$171,849	$110,002	$51,486